Term Borrowings (Schedule Of Information Pertaining To Term Borrowings) (Details)		12 Months Ended
		Dec. 31, 2014 USD ($) number		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)
Debt Instrument [Line Items]
Term borrowings		$ 1,880,105,000		$ 1,739,859,000
Loans, net of unearned income		$ 16,230,166,000		15,389,074,000		$ 16,708,582,000
Number of previously consolidated on-balance sheet consumer loan securitizations extinguished | number		3
Retail Real Estate Residential [Member]
Debt Instrument [Line Items]
Loans, net of unearned income		$ 76,800,000		$ 344,900,000
Debt Instrument Maturity Date - 1/15/15 - 5.05%
Debt Instrument [Line Items]
Debt instrument maturity date		Jan. 15, 2015
Debt instrument interest rate		5.05%
Debt Instrument Maturity Date - 4/1/16 - 5.65%
Debt Instrument [Line Items]
Debt instrument maturity date		Apr. 01, 2016
Debt instrument interest rate		5.65%
Debt Instrument Maturity Date - 12/1/19 - 2.95%
Debt Instrument [Line Items]
Debt instrument maturity date		Dec. 01, 2019
Debt instrument interest rate		2.95%
Debt Instrument Maturity Date - 12/22/2037
Debt Instrument [Line Items]
Debt instrument maturity date		Dec. 22, 2037
Debt instrument interest rate at period end		0.54%		0.54%
Debt Instrument Maturity Date - 12/15/15 - 5.375%
Debt Instrument [Line Items]
Debt instrument maturity date		Dec. 15, 2015
Debt instrument interest rate		5.375%
Debt Insturment Maturity Date - 4/15/34 - 6.30%
Debt Instrument [Line Items]
Debt instrument maturity date		Apr. 15, 2034
Debt instrument interest rate		6.30%
Debt Insturment Maturity Date - 3/31/31 - 9.50%
Debt Instrument [Line Items]
Debt instrument maturity date		Mar. 31, 2031
Debt instrument interest rate		9.50%
Debt Insturment Maturity Date - 10/26/26
Debt Instrument [Line Items]
Debt instrument maturity date		Oct. 26, 2026
Debt instrument interest rate at period end				0.30%
Debt Instrument Maturity Date - 9/25/29
Debt Instrument [Line Items]
Debt instrument maturity date		Sep. 25, 2029
Debt instrument interest rate at period end				0.30%
Debt Instrument Maturity Date - 9/1/32
Debt Instrument [Line Items]
Debt instrument maturity date		Sep. 01, 2032
Debt instrument interest rate at period end				6.45%
Debt Insturment Maturity Date - 10/25/34
Debt Instrument [Line Items]
Debt instrument maturity date		Oct. 25, 2034
Debt instrument interest rate at period end		0.33%		0.33%
Debt Instrument Maturity Date - 10/25/18 - 4.97%
Debt Instrument [Line Items]
Debt instrument maturity date		Oct. 25, 2018
Debt instrument interest rate at period end		4.97%
Debt Instrument Maturity Date - 2/1/33 - 4.97%
Debt Instrument [Line Items]
Debt instrument maturity date		Feb. 01, 2033
Debt instrument interest rate		4.97%
Debt Instrument Maturity Date - 8/8/36 - 2.38%
Debt Instrument [Line Items]
Debt instrument maturity date		Aug. 08, 2036
Debt instrument interest rate		2.38%
Federal Home Loan Bank Borrowings
Debt Instrument [Line Items]
Debt instrument weighted average interest rate				2.41%
First Tennessee Bank National Association [Member] | Subordinated Debt | Debt Instrument Maturity Date - 1/15/15 - 5.05%
Debt Instrument [Line Items]
Term borrowings	[1],[2]	$ 304,525,000		$ 317,714,000
First Tennessee Bank National Association [Member] | Subordinated Debt | Debt Instrument Maturity Date - 4/1/16 - 5.65%
Debt Instrument [Line Items]
Term borrowings	[1],[2]	264,667,000		276,273,000
First Tennessee Bank National Association [Member] | Senior capital notes | Debt Instrument Maturity Date - 12/1/19 - 2.95%
Debt Instrument [Line Items]
Term borrowings		398,011,000	[2]	0
First Tennessee Bank National Association [Member] | Collateralized By Loans [Member] | Debt Instrument Maturity Date - 12/22/2037
Debt Instrument [Line Items]
Term borrowings	[3]	62,562,000		60,223,000
First Tennessee Bank National Association [Member] | Federal Home Loan Bank Borrowings
Debt Instrument [Line Items]
Term borrowings		0		2,390,000	[4]
First Horizon National Corporation | Subordinated Debt | Debt Insturment Maturity Date - 4/15/34 - 6.30%
Debt Instrument [Line Items]
Term borrowings	[2]	212,474,000		192,014,000
First Horizon National Corporation | Senior capital notes | Debt Instrument Maturity Date - 12/15/15 - 5.375%
Debt Instrument [Line Items]
Term borrowings	[2]	508,358,000		516,584,000
FT Real Estate Securities Company, Inc. [Member] | Cumulative Preferred | Debt Insturment Maturity Date - 3/31/31 - 9.50%
Debt Instrument [Line Items]
Term borrowings	[1]	45,896,000		45,828,000
First Horizon ABS Trusts [Member] | Collateralized By Loans [Member] | Debt Insturment Maturity Date - 10/26/26
Debt Instrument [Line Items]
Term borrowings	[5],[6]	0		98,631,000
First Horizon ABS Trusts [Member] | Collateralized By Loans [Member] | Debt Instrument Maturity Date - 9/25/29
Debt Instrument [Line Items]
Term borrowings	[5],[6]	0		122,562,000
First Horizon ABS Trusts [Member] | Collateralized By Loans [Member] | Debt Instrument Maturity Date - 9/1/32
Debt Instrument [Line Items]
Term borrowings	[5],[6]	0		8,783,000
First Horizon ABS Trusts [Member] | Collateralized By Loans [Member] | Debt Insturment Maturity Date - 10/25/34
Debt Instrument [Line Items]
Term borrowings	[6]	65,612,000		80,857,000
First Tennessee New Market Corporation Investments [Member] | Debt Instrument Maturity Date - 10/25/18 - 4.97%
Debt Instrument [Line Items]
Term borrowings		7,301,000		7,301,000
First Tennessee New Market Corporation Investments [Member] | Debt Instrument Maturity Date - 2/1/33 - 4.97%
Debt Instrument [Line Items]
Term borrowings		8,000,000		8,000,000
First Tennessee New Market Corporation Investments [Member] | Debt Instrument Maturity Date - 8/8/36 - 2.38%
Debt Instrument [Line Items]
Term borrowings		$ 2,699,000		$ 2,699,000
Minimum [Member] | Federal Home Loan Bank Borrowings
Debt Instrument [Line Items]
Debt instrument, interest rates with remaining terms				1 year
Maximum [Member] | Federal Home Loan Bank Borrowings
Debt Instrument [Line Items]
Debt instrument, interest rates with remaining terms				16 years

[1]	A portion q ualifies for total capital under the risk-based capital guidelines.
[2]	Changes in the fair value of debt attributable to interest rate risk is hedged. Refer to Note 23 – Derivatives.
[3]	Secured by trust preferred loans.
[4]	The Federal Home Loan Bank borrowings were issued with fixed interest rates and had remaining terms of 1 to 16 years at December, 31 2013. These borrowings had weighted average interest rate of 2.41 percent on December 31, 2013.
[5]	In 2014, FHN resolved three previously consolidated on-balance sheet consumer loan securitizations and the collateralized borrowings were extinguished.
[6]	On December 31, 2014 and 2013, borrowings se cured by $76.8 million and $344.9 million, respectively, of residential real estate loans.